UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               The TS&W Portfolios
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                                OCTOBER 31, 2003

[GRAPHIC OMITTED]
                               THE TS&W PORTFOLIOS
                                  ANNUAL REPORT


                         THE ADVISORS' INNER CIRCLE FUND


o  TS&W EQUITY PORTFOLIO
o  TS&W FIXED INCOME PORTFOLIO
o  TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ....................................................      1

Statements of Net Assets
     Equity .............................................................      9
     Fixed Income .......................................................     13
     International Equity ...............................................     19

Statements of Operations ................................................     24

Statements of Changes in Net Assets
     Equity .............................................................     25
     Fixed Income .......................................................     26
     International Equity ...............................................     27

Financial Highlights
     Equity .............................................................     28
     Fixed Income .......................................................     29
     International Equity ...............................................     30

Notes to Financial Statements ...........................................     31

Report of Independent Auditors ..........................................     39

Trustees and Officers of The Advisors' Inner Circle Fund ................     40

Notice to Shareholders ..................................................     48

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

October 31, 2003

Dear Shareholders:

We are pleased to provide you with our annual report for the period ended October 31, 2003 on the Advisors' Inner Circle Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On October 31, 2003 the Equity Portfolio's value was $43,637,353, the Fixed Income Portfolio's value $31,776,220 and the International Equity Portfolio value was $66,263,925.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on top-down economic analysis; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

One year ago, amid one of the most severe stock market downturns in a generation, we listed four factors that we believed would lead to a recovery in the floundering stock market:

   o The U.S. economy was in the early stages of a cyclical recovery that was, even then, pushing corporate profits upward.
   o The Federal Reserve appeared deeply committed to an expansionary monetary policy.
   o After a 30-month downturn, we believed that stocks offered good value.
   o And finally, we believed that investor sentiment, battered by recession, scandal and war, was at a low point, and would gradually recover, drawing investors back into stocks.

The past year, while full of surprises, generally confirmed our thinking and produced a satisfying recovery for patient investors. The TS&W Equity Portfolio returned 21.49% in the fiscal year ended October 31, 2003. Performance was particularly strong over the past six months, with the Portfolio gaining 14.23% in the period from April 30, 2003 to the end of our fiscal year. The S&P 500 Index gained 20.80% and 15.62% over the same time periods, respectively.

Robust corporate profit growth provided a powerful impetus to stock prices over the past year. S&P 500 profits for the quarter ended September 30, 2003, were up more than 20%

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

from the previous year's level, exceeding expectations. Wall Street forecasts call for this growth trend to extend into 2004. The profit recovery, along with a significant reduction in the Federal tax rate on dividends, encouraged many companies to boost cash dividend payouts this year. The TS&W Equity Portfolio has consistently maintained an average dividend yield that exceeds the yield of the S&P 500, and more than half of the companies in our portfolio raised their dividend in the past year.

Thompson, Siegel & Walmsley believe the U.S. economy will continue to expand in the months ahead, but we expect the growth rate to be moderate. In particular, we believe that consumer spending, which barely slowed during the last recession, may be sluggish in the months ahead. A tepid job market, if it persists as it has over the course of the recovery, could impact spending on big-ticket discretionary items like autos and electronics. Business capital spending, on the other hand, appears to be perking up, which should partially offset the expected slowdown in the much larger consumption component of economic activity.

The TS&W Equity Portfolio is positioned to benefit from an improving economy. As stock prices rose this summer, however, we adopted an incrementally more defensive posture, trimming cyclical stocks that exceeded our price targets and adding new positions in energy and healthcare, two sectors that we believe offer good long-term growth prospects and attractive valuation. We maintain a strict investment discipline based on valuation and rigorous analysis of the business fundamentals of the stocks we hold. We believe this approach will benefit clients in the environment of modest growth and low inflation that we expect in the months ahead. It is likely that the most explosive stock market gains for this cycle lie behind us, looking forward, we anticipate a more moderate rate of return in a generally favorable environment.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio has returned 3.94% for the last twelve months and is down 0.1% over the last six months. Our benchmark, the Lehman Brothers Government/Credit Index, is up 6.18% and 0.62% over the same periods. The fixed income market experienced an extremely volatile third quarter with 10-year Treasury yields ranging from 3.5% to 4.6%.

Bond investors became decisively bearish in July as economic releases and comments made by the Federal Reserve Chairman, Alan Greenspan, increased the prospects for a stronger than expected economic recovery in the second half of 2003. The yield on the benchmark 10-year Treasury bond rose nearly a full point in July, producing the worst monthly performance for bonds since the early 1980s. Mortgage backed securities posted the strongest performance of all investment grade sectors in the latest quarter, which is often the case in a rising rate environment. BBB-rated corporate bonds also performed relatively well. Treasuries and Agencies were the worst performing sectors.

Yields have continued to edge higher as the labor markets have shown concrete signs of a bottom. However, given the strength of recent economic numbers, the bond market has proven quite resilient. Spread product (bonds such as corporate and mortgage

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

backed issues that offer additional yield over Treasuries) has continued to outperform in this environment.

The TS&W Fixed Income Portfolio is structured with an average maturity that matches our benchmark. We viewed the rise in interest rates as an opportunity to lengthen the portfolio's maturity given our expectation that short-term rates should remain low for the first half of 2004. We continue to overweight both corporate bonds and mortgage-backed securities for yield in a fixed income environment where income should dominate.

TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio had total net assets of $66,263,925 on October 31, 2003. For the year ending October 31, 2003, the TS&W International Equity Portfolio returned 25.78%. The Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index, rose 27.03% for that period. For the six-month period ended October 31st, EAFE increased 24.77% while the Fund rose 25.51%.

The fiscal year had two distinct patterns. In the first portion, which ran from November into mid-March, the Portfolio and the benchmark suffered double digit declines. Worries about the political and military build-up to the Iraq war contributed to a swooning market. Once the war began, however, markets rose at a very strong clip for the duration of the fiscal year.

Markets with a high degree of economic sensitivity, like Germany, Korea, Japan, and Hong Kong, performed especially well in this second part of the year. All rose more than 30% from their lows. It was largely these markets, which had been substantial underperformers earlier in the year, that bounced back the most.

By the same token, formerly battered sectors like Industrials, Financials, Materials, and Information Technology rallied sharply. The rally favored those firms with low earnings, high volatility, and great uncertainty- in other words, the same stocks that were sold off earlier in the year. Defensive sectors with more predictable cash flow and earnings like Pharmaceuticals, Consumer Staples, Energy, and Telecom Services were laggards in the second half. The TS&W International Portfolio's overweight position in Industrials and other economically sensitive areas aided performance over the recent rally.

Continued low interest rates bode well for the markets along with incipient signs of economic recovery. In Europe and Japan, political and economic structural reforms are slowly being realized and underpin the stock market recovery. We are confident that the TS&W International Portfolio will provide our clients with good long-term investment returns.

Respectfully submitted,

/s/ MATTHEW G. THOMPSON
Matthew G. Thompson
President

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                TS&W EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2003
                         (AS A PERCENTAGE OF NET ASSETS)
1. General Electric (3.67%)                  6. Anadarko Petroleum (3.10%)
2. Kimberly-Clark (3.60%)                    7. Citigroup (3.09%)
3. ChevronTexaco (3.13%)                     8. International Paper (3.05%)
4. Travelers Property Casualty (3.12%)       9. Abbott Laboratories (3.02%)
5. Union Pacific (3.11%)                    10. KeySpan (3.01%)


         TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2003
                         (AS A PERCENTAGE OF NET ASSETS)
1. Samsung Electronics (2.55%)               6. Gallaher Group (2.06%)
2. TPG (2.32%)                               7. iShares MSCIJapan Index Fund (2.02%)
3. Nomura Holdings (2.28%)                   8. Tesco (1.99%)
4. Societe Generale                          9. Koninklijke Philips Electronics (1.98%)
     Surveillance Holdings (2.27%)          10. GlaxoSmithKline (1.97%)
5. HSBC Holdings (2.11%)

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

----------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2003
----------------------------------
1 Year   5 Years  10 Years
----------------------------------
21.49%   0.77%    7.63%
----------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

               TS&W        S&P 500
        Equity Portfolio    Index
10/31/93     $10,000       $10,000
Oct 94        10,482        10,386
Oct 95        11,983        13,132
Oct 96        14,553        16,297
Oct 97        18,382        21,530
Oct 98        20,079        26,264
Oct 99        23,019        33,006
Oct 00        23,440        35,016
Oct 01        21,380        26,297
Oct 02        17,172        22,324
Oct 03        20,862        26,967

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

----------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2003
----------------------------------
1 Year   5 Years  10 Years
----------------------------------
3.94%    5.17%    5.66%
----------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

               TS&W       Lehman
          Fixed Income  Government/
            Portfolio  Credit Index
10/31/93     $10,000     $10,000
Oct 94         9,453       9,536
Oct 95        10,845      11,077
Oct 96        11,323      11,674
Oct 97        12,274      12,703
Oct 98        13,478      14,007
Oct 99        13,247      13,915
Oct 00        14,078      14,904
Oct 01        15,938      17,187
Oct 02        16,680      18,129
Oct 03        17,338      19,250

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                        TS&W INTERNATIONAL EQUITY
                                                       PORTFOLIO

--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

----------------------------------
   AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED OCTOBER 31, 2003
----------------------------------
1 Year   5 Years  10 Years
----------------------------------
25.78%   2.00%    3.84%
----------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:


             TS&W International       Morgan Stanley
             Equity                   Capital International
             Portfolio                EAFE Index
10/31/93     $10,000                  $10,000
Oct 94        11,087                   11,010
Oct 95        10,964                   10,970
Oct 96        11,919                   12,120
Oct 97        12,865                   12,681
Oct 98        13,209                   13,904
Oct 99        17,669                   17,106
Oct 00        18,934                   16,610
Oct 01        13,290                   12,469
Oct 02        11,592                   10,822
Oct 03        14,580                   13,747


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 100.6%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------    ------------
ADVERTISING -- 2.5%
   Omnicom Group ....................................     13,500    $ 1,077,300
                                                                    -----------
AEROSPACE & DEFENSE -- 2.8%
   Lockheed Martin ..................................     25,900      1,200,724
                                                                    -----------
APPAREL/TEXTILES -- 2.3%
   VF ...............................................     23,700      1,006,065
                                                                    -----------
BANKS -- 8.0%
   Bank of America ..................................      8,350        632,345
   PNC Financial Services Group .....................     16,700        894,619
   Wachovia .........................................     22,100      1,013,727
   Wells Fargo ......................................     16,500        929,280
                                                                    -----------
                                                                      3,469,971
                                                                    -----------
BASIC INDUSTRIES -- 1.3%
   Republic Services ................................     25,000        581,250
                                                                    -----------
CHEMICALS -- 1.4%
   Air Products & Chemicals .........................     13,400        608,494
                                                                    -----------
COMPUTERS & SERVICES -- 5.9%
   First Data .......................................     18,500        660,450
   Hewlett-Packard ..................................     53,130      1,185,330
   Microsoft ........................................     28,500        745,275
                                                                    -----------
                                                                      2,591,055
                                                                    -----------
DRUGS -- 1.5%
   Pfizer ...........................................     20,200        638,320
                                                                    -----------
FINANCIAL SERVICES -- 5.2%
   Citigroup ........................................     28,466      1,349,288
   Merrill Lynch ....................................     15,625        925,000
                                                                    -----------
                                                                      2,274,288
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 2.5%
   Unilever .........................................     18,675      1,095,289
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------    ------------

GAS/NATURAL GAS -- 5.5%
   KeySpan ..........................................     37,600    $ 1,314,872
   Sempra Energy ....................................     39,400      1,095,320
                                                                    -----------
                                                                      2,410,192
                                                                    -----------
INSURANCE -- 11.2%
   Allstate .........................................     23,900        944,050
   Chubb ............................................      9,550        638,035
   Humana* ..........................................     41,400        840,006
   Metlife ..........................................     35,600      1,117,840
   Travelers Property Casualty ......................     83,555      1,361,947
                                                                    -----------
                                                                      4,901,878
                                                                    -----------
MANUFACTURING -- 3.7%
   General Electric .................................     55,150      1,599,901
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 2.4%
   Becton Dickinson .................................     28,250      1,032,820
                                                                    -----------
PAPER & PAPER PRODUCTS -- 6.6%
   International Paper ..............................     33,800      1,330,030
   Kimberly-Clark ...................................     29,750      1,571,098
                                                                    -----------
                                                                      2,901,128
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 9.1%
   Anadarko Petroleum ...............................     31,000      1,352,220
   BP ADR ...........................................     30,050      1,273,519
   ChevronTexaco ....................................     18,384      1,365,931
                                                                    -----------
                                                                      3,991,670
                                                                    -----------
PHARMACEUTICALS -- 7.9%
   Abbott Laboratories ..............................     30,950      1,319,089
   Merck ............................................     19,850        878,363
   Wyeth ............................................     28,200      1,244,748
                                                                    -----------
                                                                      3,442,200
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------    ------------

PRINTING & PUBLISHING -- 2.2%
   Gannett ..........................................     11,550    $   971,471
                                                                    -----------
RETAIL -- 8.2%
   CVS ..............................................     30,550      1,074,749
   Darden Restaurants ...............................     33,900        710,205
   Dollar Tree Stores* ..............................     19,000        725,420
   Outback Steakhouse ...............................     11,200        470,400
   Target ...........................................     15,300        608,022
                                                                    -----------
                                                                      3,588,796
                                                                    -----------
STEEL & STEEL WORKS -- 1.9%
   Nucor ............................................     15,250        836,158
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.0%
   SBC Communications ...............................     47,000      1,127,060
   Verizon Communications ...........................     17,850        599,760
                                                                    -----------
                                                                      1,726,820
                                                                    -----------
TOYS & GAMES -- 1.4%
   Mattel ...........................................     31,500        609,840
                                                                    -----------
TRANSPORTATION SERVICES -- 3.1%
   Union Pacific ....................................     21,700      1,358,420
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $39,067,335) ............................                43,914,050
                                                                    -----------
   TOTAL INVESTMENTS -- 100.6%
      (Cost $39,067,335) ............................                43,914,050
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                    ------------
   Investment Advisory Fees Payable .................               $   (28,070)
   Administrative Fees Payable ......................                   (10,946)
   Other Assets and Liabilities, Net ................                  (237,681)
                                                                    ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                  (276,697)
                                                                    ------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in capital ..................................                45,057,898
   Undistributed net investment income ..............                    11,601
   Accumulated net realized loss on investments .....                (6,278,861)
   Net unrealized appreciation on investments .......                 4,846,715
                                                                    ------------
   TOTAL NET ASSETS -- 100.0% .......................               $43,637,353
                                                                    ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .....                 4,196,631
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $10.40
                                                                         =======
  *  NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPTS



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 54.1%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------    ------------
AUTOMOTIVE -- 2.6%
   DaimlerChrysler North America Holding, Ser D, MTN
      3.400%, 12/15/04 .............................. $  360,000    $   362,212
   General Motors
      8.250%, 07/15/23 ..............................    450,000        473,372
                                                                    -----------
                                                                        835,584
                                                                    -----------
BANKS -- 3.6%
   Bank of America
      7.800%, 02/15/10 ..............................    490,000        580,628
   First Union National Bank
      7.875%, 02/15/10 ..............................    465,000        553,350
                                                                    -----------
                                                                      1,133,978
                                                                    -----------
COMPUTERS & SERVICES -- 1.5%
   Hewlett-Packard
      7.150%, 06/15/05 ..............................    435,000        469,523
                                                                    -----------

ELECTRICAL SERVICES -- 9.1%
   Dominion Resources, Ser A
      8.125%, 06/15/10 ..............................    300,000        358,710
   Duke Energy
      6.250%, 01/15/12 ..............................    400,000        429,048
   FPL Group Capital
      3.250%, 04/11/06 ..............................    485,000        490,675
   General Electric Capital, Ser A, MTN
      6.750%, 03/15/32 ..............................    855,000        948,078
   Oklahoma Gas & Electric
      6.650%, 07/15/27 ..............................    320,000        357,600
   Peco Energy
      3.500%, 05/01/08 ..............................    300,000        297,783
                                                                    -----------
                                                                      2,881,894
                                                                    -----------
ENTERTAINMENT -- 1.3%
   Viacom
      6.625%, 05/15/11 ..............................    365,000        408,861
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------    ------------
FINANCIAL SERVICES -- 10.7%
   Citigroup
      7.250%, 10/01/10 .............................. $  445,000    $   517,710
   Countrywide Home Loan, Ser K, MTN
         5.625%, 05/15/07 ...........................    365,000        391,076
         3.500%, 12/19/05 ...........................    350,000        356,871
   Credit Suisse First Boston
      6.125%, 11/15/11 ..............................    600,000        648,414
   International Lease Finance
      4.500%, 05/01/08 ..............................    260,000        266,900
   National Rural Utilities
      6.000%, 05/15/06 ..............................    240,000        259,871
   SLM, Ser A, MTN
      5.000%, 10/01/13 ..............................    525,000        519,010
   Washington Mutual
      4.375%, 01/15/08 ..............................    425,000        435,194
                                                                    -----------
                                                                      3,395,046
                                                                    -----------
METALS -- 1.4%
   Alcoa
      6.000%, 01/15/12 ..............................    425,000        461,581
                                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 1.9%
   EOP Operating LP
      6.763%, 06/15/07 ..............................    536,000        592,280
                                                                    -----------
PETROLEUM & FUEL PRODUCTS -- 4.2%
   Anadarko Finance, Ser B
      7.500%, 05/01/31 ..............................    400,000        468,803
   Computer Science
      5.000%, 02/15/13 ..............................    475,000        476,714
   Conoco
      6.950%, 04/15/29 ..............................    335,000        375,200
                                                                    -----------
                                                                      1,320,717
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------    ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
   Vornado Realty
      5.625%, 06/15/07 .............................. $  580,000    $   612,603
                                                                    -----------
RETAIL -- 4.1%
   Lowe's
      8.250%, 06/01/10 ..............................    548,000        668,116
   Target
      7.000%, 07/15/31 ..............................    575,000        649,232
                                                                    -----------
                                                                      1,317,348
                                                                    -----------
SECURITIES BROKERAGE/DEALERS -- 6.9%
   Goldman Sachs
      5.250%, 04/01/13 ..............................    265,000        266,350
      4.125%, 01/15/08 ..............................    240,000        245,031
   JP Morgan Chase CMO
      5.050%, 12/12/34 ..............................    565,000        572,583
   LB-UBS CMT
      3.899%, 12/15/26 ..............................    415,000        420,188
   Merrill Lynch, Ser B, MTN
      3.125%, 07/15/08 ..............................    700,000        683,375
                                                                    -----------
                                                                      2,187,527
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 3.7%
   SBC Communications
      5.750%, 05/02/06 ..............................    690,000        742,491
   Verizon Global Funding
      7.750%, 12/01/30 ..............................    380,000        439,845
                                                                    -----------
                                                                      1,182,336
                                                                    -----------
TRANSPORTATION -- 1.2%
   CSX
      8.100%, 09/15/22 ..............................    335,000        398,886
                                                                    -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $16,861,298) ............................                17,198,164
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 23.2%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------    ------------
   Federal Government Loan Mortgage Corporation
      6.000%, 12/01/32 .............................. $  283,890    $   291,413
      4.000%, 07/01/18 ..............................    511,146        498,489
   Federal National Mortgage Association
      7.500%, 04/01/29 ..............................    316,796        338,376
      6.000%, 02/01/14 ..............................    584,633        609,525
      6.000%, 06/01/16 ..............................    381,347        396,693
      5.500%, 07/01/18 ..............................    344,152        354,439
      5.500%, 04/01/33 ..............................    930,708        939,717
      5.500%, 09/01/33 ..............................    947,224        956,370
      5.000%, 06/01/33 ..............................    362,449        357,723
      5.000%, 07/01/33 ..............................    937,634        925,408
   Government National Mortgage Association
      7.500%, 12/15/28 ..............................    430,421        460,280
      7.000%, 03/15/29 ..............................    460,476        488,390
      6.000%, 11/15/31 ..............................    736,266        760,880
                                                                    -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $7,290,303) .............................                 7,377,703
                                                                    -----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.6%
--------------------------------------------------------------------------------
   Federal National Mortgage Association
      6.000%, 05/15/11 ..............................    750,000        826,820
      5.500%, 02/15/06 ..............................    500,000        535,753
      2.375%, 03/17/06 ..............................    750,000        747,729
                                                                    -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $2,052,676) .............................                 2,110,302
                                                                    -----------
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 3.9%
--------------------------------------------------------------------------------
   JP Morgan Chase Commercial Mortgage,
      Ser 2003-LN1, Cl A2
      4.920%, 10/15/37 ..............................    400,000        397,296
   Saxon Asset Securities Trust, Ser 2003-3, Cl AF2
      2.820%, 12/25/33 ..............................    400,000        401,430
   Residential Asset Mortgage Products,
      Ser 2003-RS, Cl AI2
      2.130%, 06/25/24 ..............................    455,000        453,256
                                                                    -----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $1,256,894) .............................                 1,251,982
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TAXABLE MUNICIPAL BOND -- 1.0%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT         VALUE
                                                      ----------    ------------
   Texas State, Public Finance Authority, RB
      3.125%, 06/15/07
      (Cost $298,893) ............................... $  300,000    $   300,000
                                                                    -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.5%
--------------------------------------------------------------------------------
   United States Treasury Bond
      6.250%, 08/15/23 .............................   1,720,000      1,941,182
      5.375%, 02/15/31 ..............................    710,000        733,712
   United States Treasury Note
      1.625%, 03/31/05 ..............................    325,000        325,711
                                                                    -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $3,070,740) .............................                 3,000,605
                                                                    -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
--------------------------------------------------------------------------------
   Morgan Stanley 0.75%, dated 10/31/03, to be
      repurchased on 11/03/03, repurchase price
      $113,729 (collateralized by U.S. Treasury Bond,
      with a total market value $116,000)
      (Cost $113,722) ...............................    113,722        113,722
                                                                    -----------
   TOTAL INVESTMENTS -- 98.7%
      (Cost $30,944,526) ............................                31,352,478
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 1.3%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable .................                   (12,255)
   Administration Fees Payable ......................                    (6,148)
   Other Assets and Liabilities, Net ................                   442,145
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                   423,742
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO
                                                     OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                    -----------
   Paid in capital ..................................               $30,337,520
   Distribution in excess of net investment income ..                   (18,898)
   Accumulated net realized gain on investments .....                 1,049,646
   Net unrealized appreciation on investments .......                   407,952
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .......................               $31,776,220
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .....                 2,988,485
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $10.63
                                                                         ======
 CL  CLASS
CMO  COLLATERALIZED MORTGAGE OBLIGATION
CMT  COLLATERALIZED MORTGAGE TRUST
 LP  LIMITED PARTNERSHIP
MTN  MEDIUM TERM NOTE
 RB  REVENUE BOND
SER  SERIES


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 96.4%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------    ------------

AUSTRALIA -- 2.5%
   Australia & New Zealand Banking Group ............     93,900    $ 1,185,956
   Brambles Industries ..............................    133,000        440,709
                                                                    -----------
                                                                      1,626,665
                                                                    -----------
CANADA -- 1.7%
   Bombardier, Cl B .................................    253,500      1,138,591
                                                                    -----------
FINLAND -- 2.6%
   Huhtamaki ........................................     60,000        636,120
   Nokia ADR ........................................     63,800      1,083,962
                                                                    -----------
                                                                      1,720,082
                                                                    -----------
FRANCE -- 6.3%
   AXA ..............................................     58,200      1,102,817
   BNP Paribas ......................................     16,800        882,756
   Total Fina Elf ...................................      8,200      1,274,495
   Valeo ............................................     24,003        898,772
                                                                    -----------
                                                                      4,158,840
                                                                    -----------
GERMANY -- 7.9%
   Adidas-Salomon ...................................     10,300        954,308
   Deutsche Bank ....................................     18,800      1,240,053
   E.ON .............................................     15,000        755,700
   Schering .........................................     22,500      1,050,696
   T-Online International* ..........................     94,100      1,217,525
                                                                    -----------
                                                                      5,218,282
                                                                    -----------
HONG KONG -- 7.3%
   China Mobile Hong Kong ...........................    399,000      1,132,924
   CNOOC ADR ........................................     32,400      1,219,860
   Denway Motors ....................................  1,580,000      1,302,136
   Li & Fung ........................................    696,000      1,169,605
                                                                    -----------
                                                                      4,824,525
                                                                    -----------
ITALY -- 4.6%
   ENI-Ente Nazionale Idrocarburi ...................     65,700      1,043,300
   Parmalat Finanziaria .............................    247,616        771,448
   Telecom Italia-RNC ...............................    711,337      1,233,778
                                                                    -----------
                                                                      3,048,526
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------    ------------
JAPAN -- 13.4%
   East Japan Railway ...............................        200    $   905,990
   Nomura Holdings ..................................     88,000      1,511,293
   NTT DoCoMo .......................................        470      1,017,510
   Ricoh ............................................     59,000      1,118,979
   Rohm .............................................      8,000      1,078,456
   Sony .............................................     26,300        916,260
   Suzuki Motor .....................................     87,000      1,258,289
   Takefuji .........................................     18,700      1,107,354
                                                                    -----------
                                                                      8,914,131
                                                                    -----------
NETHERLANDS -- 6.0%
   ING Groep ........................................     55,356      1,149,315
   Koninklijke Philips Electronics ..................     48,600      1,310,177
   TPG ..............................................     71,198      1,535,340
                                                                    -----------
                                                                      3,994,832
                                                                    -----------
SOUTH KOREA -- 2.5%
   Samsung Electronics ..............................      4,254      1,689,379
                                                                    -----------
SPAIN -- 4.1%
   Banco Santander Central Hispano ..................     68,000        652,162
   Endesa ...........................................     54,500        864,813
   Repsol YPF ADR ...................................     71,000      1,233,270
                                                                    -----------
                                                                      2,750,245
                                                                    -----------
SWEDEN -- 4.3%
   Assa Abloy, Cl B .................................     99,821        985,305
   Nordea ...........................................    207,000      1,284,322
   Volvo ............................................     20,800        581,270
                                                                    -----------
                                                                      2,850,897
                                                                    -----------
SWITZERLAND -- 7.5%
   Credit Suisse Group ..............................     30,400      1,071,120
   Novartis .........................................     34,000      1,295,990
   Roche Holding ....................................     13,100      1,084,023
   Societe Generale Surveillance Holdings ...........      2,660      1,501,958
                                                                    -----------
                                                                      4,953,091
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ----------    ------------
UNITED KINGDOM -- 25.7%
   Anglo American ...................................     57,600    $ 1,178,796
   Avis Europe ......................................    402,400        757,966
   Aviva ............................................    125,247      1,027,621
   Barclays .........................................    126,600      1,067,724
   BP ADR ...........................................     22,000        932,360
   Gallaher Group ...................................    136,200      1,363,635
   Geest ............................................    145,211      1,149,530
   GlaxoSmithKline ..................................     60,992      1,306,175
   HSBC Holdings (HKD) ..............................     92,715      1,396,868
   Psion* ...........................................    909,795      1,127,030
   Rio Tinto ........................................     49,600      1,202,771
   Scottish & Southern Energy .......................     90,000        936,971
   Tesco ............................................    329,678      1,321,694
   Unilever .........................................    120,242      1,025,324
   Vodafone Group ...................................    590,805      1,240,676
                                                                    -----------
                                                                     17,035,141
                                                                    -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $60,231,344) ............................                63,923,227
                                                                    -----------
--------------------------------------------------------------------------------
 RIGHTS -- 0.1%
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                    ------------
   Australia & New Zealand Banking Group,
      Expire 11/17/03
      (Cost $0) .....................................     17,073        $52,212
                                                                        -------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REGULATED INVESTMENT COMPANY -- 2.0%
--------------------------------------------------------------------------------

                                                        SHARES/
                                                      FACE AMOUNT      VALUE
                                                      ----------    -----------
   iShares MSCI Japan Index Fund*
      (Cost $1,199,211) .............................    145,200    $ 1,341,648
                                                                    -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.1%
--------------------------------------------------------------------------------
   Morgan Stanley, 0.75%, dated 10/31/03, to be
      repurchased on 11/03/03, repurchase price
      $696,170 (collateralized by U.S. Treasury Bond,
      with a total market value $710,067)
      (Cost $696,127) ...............................   $696,127        696,127
                                                                    -----------
   TOTAL INVESTMENTS -- 99.6%
      (Cost $62,126,682) ............................                66,013,214
                                                                    -----------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  0.4%
--------------------------------------------------------------------------------
   Investment Advisory Fees Payable .................                   (55,614)
   Administration Fees Payable ......................                   (12,631)
   Other Assets and Liabilities, Net ................                   318,956
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                   250,711
                                                                    -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in capital ..................................                70,660,128
   Undistributed net investment income ..............                   453,576
   Accumulated net realized loss on investments .....                (8,757,921)
   Net unrealized appreciation on investments .......                 3,886,532
   Net unrealized  appreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies .............                    21,610
                                                                    -----------
   TOTAL NET ASSETS -- 100.0% .......................               $66,263,925
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest ........                 5,685,067
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ...............................                    $11.66
                                                                         ======
  *   NON-INCOME PRODUCING SECURITY
ADR   AMERICAN DEPOSITARY RECEIPT
 CL   CLASS
HKD   HONG KONG DOLLAR


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2003

--------------------------------------------------------------------------------
At October 31, 2003 sector diversification of the Portfolio was as follows (Unaudited):

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS      VALUE
---------------------                                  ----------   -----------
FOREIGN COMMON STOCK
Banks ................................................    11.4%     $ 7,536,269
Telephones & Telecommunications ......................     7.4        4,919,552
Automotive ...........................................     6.1        4,040,467
Financial Services ...................................     5.7        3,763,425
Drugs ................................................     5.2        3,430,709
Insurance ............................................     5.1        3,357,422
Food, Beverage & Tobacco .............................     4.8        3,160,407
Computers & Services .................................     3.9        2,569,682
Electrical Services ..................................     3.9        2,557,484
Petroleum & Fuel Products ............................     3.7        2,453,130
Petroleum Exploration ................................     3.5        2,317,795
Specialty Machinery ..................................     3.5        2,295,482
Communications Equipment .............................     2.9        2,000,222
Machinery ............................................     2.5        1,689,379
Retail ...............................................     2.0        1,321,694
Building & Construction ..............................     2.0        1,306,175
Commercial Banks .....................................     1.9        1,284,322
Metals & Mining ......................................     1.9        1,240,676
Miscellaneous Business Services ......................     1.8        1,217,525
Transportation Services ..............................     1.8        1,198,675
Securities Brokerage/Dealers .........................     1.8        1,178,796
Wholesalers ..........................................     1.8        1,169,605
Wholesale ............................................     1.7        1,149,530
Aircraft .............................................     1.7        1,138,591
Office Furniture & Fixtures ..........................     1.7        1,118,979
Semi Conductors ......................................     1.6        1,078,456
Consumer Products ....................................     1.4          954,308
Petroleum Refining ...................................     1.4          932,360
Railroads ............................................     1.3          905,990
Paper & Paper Products ...............................     1.0          636,120
                                                         -----      -----------
TOTAL FOREIGN COMMON STOCK ...........................    96.4       63,923,227
REGULATED INVESTMENT COMPANY .........................     2.0        1,341,648
REPURCHASE AGREEMENT .................................     1.1          696,127
RIGHTS ...............................................     0.1           52,212
                                                         -----      -----------
TOTAL INVESTMENTS ....................................    99.6       66,013,214
OTHER ASSETS AND LIABILITIES, NET ....................     0.4          250,711
                                                         -----      -----------
NET ASSETS ...........................................   100.0%     $66,263,925
                                                         =====      ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   TS&W           TS&W
                                                    TS&W           FIXED      INTERNATIONAL
                                                   EQUITY         INCOME         EQUITY
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -----------    -----------
INVESTMENT INCOME
Dividends ..............................         $   923,971    $        --    $ 1,554,511
Interest ...............................              29,706      1,601,079         27,043
Less: Foreign Taxes Withheld ...........              (7,850)            --       (157,037)
                                                 -----------    -----------    -----------
   TOTAL INCOME ........................             945,827      1,601,079      1,424,517
                                                 -----------    -----------    -----------
EXPENSES
Investment Advisory Fees ...............             341,050        166,117        597,878
Administration Fees ....................             112,096         91,391        146,512
Transfer Agent Fees ....................              38,296         36,291         43,904
Audit Fees .............................              14,593         14,899         13,488
Shareholder Servicing Fees .............              13,175          1,428          5,501
Printing Fees ..........................              12,689         11,613         14,023
Legal Fees .............................              11,855         10,125         14,930
Filing and Registration Fees ...........              11,707         13,415         13,618
Trustees' Fees .........................               4,540          3,763          5,285
Custodian Fees .........................               3,340          3,918         41,015
Other Expenses .........................               2,752          9,352          7,281
                                                 -----------    -----------    -----------
   NET EXPENSES ........................             566,093        362,312        903,435
                                                 -----------    -----------    -----------

NET INVESTMENT INCOME ..................             379,734      1,238,767        521,082
                                                 -----------    -----------    -----------
NET REALIZED GAIN (LOSS) ON:
   Investments .........................          (1,238,023)     1,107,957     (5,527,958)
   Foreign Currency Transactions .......                  --             --        (67,379)
                                                 -----------    -----------    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS .......          (1,238,023)     1,107,957     (5,595,337)
                                                 -----------    -----------    -----------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ON:
   Investments .........................           9,619,924       (950,225)    18,313,128
   Foreign Currency Transactions .......                  --             --         13,943
                                                 -----------    -----------    -----------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ......................           9,619,924       (950,225)    18,327,071
                                                 -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FOREIGN CURRENCY .           8,381,901        157,732     12,731,734
                                                 -----------    -----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........         $ 8,761,635    $ 1,396,499    $13,252,816
                                                 ===========    ===========    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED    YEAR ENDED
                                                                   OCTOBER 31,   OCTOBER 31,
                                                                      2003          2002
                                                                   -----------   -----------
OPERATIONS:
   Net Investment Income ......................................... $   379,734   $   349,570
   Net Realized Loss on Investments ..............................  (1,238,023)   (4,798,984)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ..............................................   9,619,924    (6,382,329)
                                                                   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .............................................   8,761,635   (10,831,743)
                                                                   -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................................    (368,133)     (362,935)
   Net Realized Gain .............................................          --    (1,335,731)
                                                                   -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................    (368,133)   (1,698,666)
                                                                   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................   3,514,862     5,536,812
   In Lieu of Cash Distributions .................................     357,382     1,675,982
   Redeemed ...................................................... (12,364,025)   (8,837,057)
                                                                   -----------   -----------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....  (8,491,781)   (1,624,263)
                                                                   -----------   -----------
     TOTAL DECREASE IN NET ASSETS ................................     (98,279)  (14,154,672)
                                                                   -----------   -----------

NET ASSETS:
   Beginning of Period ...........................................  43,735,632    57,890,304
                                                                   -----------   -----------
   End of Period (including undistributed net investment income
     of $11,601 and $0, respectively) ............................ $43,637,353   $43,735,632
                                                                   ===========   ===========
SHARE TRANSACTIONS:
   Issued ........................................................     387,821       515,887
   In Lieu of Cash Distributions .................................      38,475       145,946
   Redeemed ......................................................  (1,297,960)     (833,297)
                                                                   -----------   -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..........................................    (871,664)     (171,464)
                                                                   ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED    YEAR ENDED
                                                                   OCTOBER 31,   OCTOBER 31,
                                                                      2003          2002
                                                                   -----------  ------------
OPERATIONS:
     Net Investment Income ....................................... $ 1,238,767  $  1,762,607
     Net Realized Gain on Investments ............................   1,107,957       846,843
     Net Change in Unrealized Depreciation
       on Investments ............................................    (950,225)   (1,076,836)
                                                                   -----------  ------------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ...........................................   1,396,499     1,532,614
                                                                   -----------  ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................................  (1,296,749)   (1,794,506)
   Realized Gain .................................................    (768,626)         --
                                                                   -----------  ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............................  (2,065,375)   (1,794,506)
                                                                   -----------  ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................   5,433,318     3,574,356
   In Lieu of Cash Distributions .................................   1,915,403     1,899,088
   Redeemed ...................................................... (13,115,142)  (13,197,112)
                                                                   -----------  ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....  (5,766,421)   (7,723,668)
                                                                   -----------  ------------
     TOTAL DECREASE IN NET ASSETS ................................  (6,435,297)   (7,985,560)
                                                                   -----------  ------------

NET ASSETS:
   Beginning of Period ...........................................  38,211,517    46,197,077
                                                                   -----------  ------------
   End of Period (including distributions in excess of net
   investment income of $18,898 and $18,966, respectively) ....... $31,776,220  $ 38,211,517
                                                                   ===========  ============

SHARE TRANSACTIONS:
   Issued ........................................................     501,495       340,112
   In Lieu of Cash Distributions .................................     178,955       179,885
   Redeemed ......................................................  (1,225,259)   (1,260,907)
                                                                   -----------   -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..........................................    (544,809)     (740,910)
                                                                   ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED    YEAR ENDED
                                                                   OCTOBER 31,   OCTOBER 31,
                                                                      2003          2002
                                                                   -----------  ------------
OPERATIONS:
   Net Investment Income ......................................... $   521,082  $    247,000
   Net Realized Loss on Investments ..............................  (5,595,337)   (2,699,511)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Foreign Currency Transactions ............  18,327,071    (6,397,008)
                                                                   -----------  ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...................................  13,252,816    (8,849,519)
                                                                   -----------  ------------
DIVIDENDS:
   Net Investment Income .........................................    (134,769)     (231,773)
                                                                   -----------  ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................   3,041,050     5,922,980
   In Lieu of Cash Distributions .................................     131,902       227,062
   Redemption Fees-- Note 9 ......................................       7,981        17,363
   Redeemed ...................................................... (13,689,654)  (13,602,096)
                                                                   -----------  ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .... (10,508,721)   (7,434,691)
                                                                   -----------  ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .....................   2,609,326   (16,515,983)
                                                                   -----------  ------------

NET ASSETS:
   Beginning of Period ...........................................  63,654,599    80,170,582
                                                                   -----------  ------------
   End of Period (including undistributed net investment
     income of $453,576 and $134,642, respectively) .............. $66,263,925  $ 63,654,599
                                                                   ===========  ============
SHARE TRANSACTIONS:
   Issued ........................................................     323,503       531,756
   In Lieu of Cash Distributions .................................      14,337        19,642
   Redeemed ......................................................  (1,505,900)   (1,201,714)
                                                                   -----------   -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..........................................  (1,168,060)     (650,316)
                                                                   ===========  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEARS ENDED OCTOBER 31,
                                           -----------------------------------------------

                                             2003    2002(1)     2001      2000      1999
                                           -------   -------   -------   -------   -------
Net Asset Value,
   Beginning of Period ..................  $  8.63   $ 11.05   $ 13.99   $ 15.42   $ 14.85
                                           -------   -------   -------   -------   -------
Income from Investment Operations
   Net Investment Income ................     0.08      0.07      0.08      0.14      0.23
   Net Realized and
     Unrealized Gain (Loss) .............     1.77     (2.17)    (1.16)     0.07      1.78
                                           -------   -------   -------   -------   -------
Total from Investment
   Operations ...........................     1.85     (2.10)    (1.08)     0.21      2.01
                                           -------   -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ................    (0.08)    (0.07)    (0.11)    (0.13)    (0.24)
   Net Realized Gain ....................       --     (0.25)    (1.75)    (1.51)    (1.20)
                                           -------   -------   -------   -------   -------
     Total Dividends and Distributions ..    (0.08)    (0.32)    (1.86)    (1.64)    (1.44)
                                           -------   -------   -------   -------   -------
   Net Asset Value, End of Period .......  $ 10.40   $  8.63   $ 11.05   $ 13.99   $ 15.42
                                           =======   =======   =======   =======   =======

   TOTAL RETURN+ ........................    21.49%   (19.68)%   (8.79)%    1.83%    14.64%
                                           =======   =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..........................  $43,637   $43,736   $57,890   $70,196   $93,234
Ratio of Expenses to
   Average Net Assets ...................     1.24%     1.22%     1.19%     1.06%     1.05%
Ratio of Net Investment Income
   to Average Net Assets ................     0.84%     0.62%     0.63%     0.99%     1.40%
Portfolio Turnover Rate .................       50%       33%       42%       42%       42%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W EQUITY PORTFOLIO. SEE NOTE 1 TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      TS&W FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEARS ENDED OCTOBER 31,
                                           -----------------------------------------------

                                             2003    2002(1)     2001      2000      1999
                                           -------   -------   -------   -------   -------
Net Asset Value,
   Beginning of Period ..................  $ 10.81   $ 10.81   $ 10.09   $ 10.07   $ 10.96
                                           -------   -------   -------   -------   -------
Income from Investment Operations
   Net Investment Income ................     0.38      0.47      0.58      0.59      0.57
   Net Realized and Unrealized
     Gain (Loss) ........................     0.04      0.01+     0.72      0.02+    (0.75)
                                           -------   -------   -------   -------   -------
Total from Investment
   Operations ...........................     0.42      0.48      1.30      0.61     (0.18)
                                           -------   -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ................    (0.38)    (0.48)    (0.58)    (0.59)    (0.58)
   Net Realized Gain ....................    (0.22)     --        --        --       (0.13)
                                           -------   -------   -------   -------   -------
     Total Dividends and Distributions ..    (0.60)    (0.48)    (0.58)    (0.59)    (0.71)
                                           -------   -------   -------   -------   -------
   Net Asset Value, End of Period .......  $ 10.63   $ 10.81   $ 10.81   $ 10.09   $ 10.07
                                           =======   =======   =======   =======   =======

   TOTAL RETURN++ .......................     3.94%     4.66%    13.21%     6.27%    (1.71)%
                                           =======   =======   =======   =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..........................  $31,776   $38,212   $46,197   $52,774   $66,180
Ratio of Expenses to
   Average Net Assets ...................     0.98%     1.03%     0.88%     0.81%     0.78%
Ratio of Net Investment Income
   to Average Net Assets ................     3.36%     4.49%*    5.56%     5.93%     5.49%
Portfolio Turnover Rate .................       88%       42%       36%       38%       52%

  + THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2000
    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.45% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAMTS&W FIXED INCOME PORTFOLIO, A SERIES OF THE UAMFUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W FIXED INCOME PORTFOLIO. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEARS ENDED OCTOBER 31,
                                           -----------------------------------------------

                                             2003    2002(1)     2001      2000      1999
                                           -------   -------   -------   -------   -------
Net Asset Value,
   Beginning of Period ..................  $  9.29   $ 10.68   $ 19.80   $ 20.17   $ 15.10
                                           -------   -------   -------   -------   -------
Income from Investment Operations
   Net Investment Income ................     0.08      0.04      0.05      0.02      0.08
   Net Realized and Unrealized
     Gain (Loss) ........................     2.31     (1.40)    (4.72)     1.50      5.01
                                           -------   -------   -------   -------   -------
   Total from Investment Operations .....     2.39     (1.36)    (4.67)     1.52      5.09
                                           -------   -------   -------   -------   -------
   Redemption Fees ......................       --+       --+     0.01      0.05        --
                                           -------   -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ................    (0.02)    (0.03)    (0.04)    (0.08)    (0.02)
   Net Realized Gain ....................       --        --     (4.42)    (1.86)       --
                                           -------   -------   -------   -------   -------
     Total Dividends and Distributions ..    (0.02)    (0.03)    (4.46)    (1.94)    (0.02)
                                           -------   -------   -------   -------   -------
   Net Asset Value, End of Period .......  $ 11.66   $  9.29   $ 10.68   $ 19.80   $ 20.17
                                           =======   =======   =======   =======   =======

   TOTAL RETURN++ .......................    25.78%   (12.78)%  (29.81)%    7.16%    33.77%
                                           =======   =======   =======   =======   =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..........................  $66,264   $63,655   $80,171  $115,479  $114,213
Ratio of Expenses to
   Average Net Assets ...................     1.51%     1.45%     1.43%     1.36%     1.37%
Ratio of Net Investment Income
   to Average Net Assets ................     0.87%     0.33%     0.35%     0.08%     0.39%
Portfolio Turnover Rate .................       12%       22%       26%       26%       21%

  + AMOUNT WAS LESS THAN $0.01 PER SHARE.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO. SEE NOTE 1 TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "UAM Portfolios"), each a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio, respectively (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange are stated at the last quoted sales price if readily available for such equity securities on each business day at the close of trading on the New York Stock Exchange. Investment in equity securities, which are reported on the

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     NASDAQ national market system, are valued at the official closing price; other securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     Securities for which market quotations are not readily available, of which there were none at October 31, 2003, are valued at fair value in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

     losses on foreign  currency  transactions  represent  net foreign  exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At October 31, 2003 there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a Portfolio or share class are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     OTHER -- The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2003 there were $7,981 in redemption fees retained.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolios entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolios. The Distributor received $2,157 for the year ended October 31, 2003 through a reduction in yield earned by the Portfolios on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
   AGREEMENTS:

The Portfolios and SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2003, the Administrator was paid 0.25% on the daily average net assets of the Portfolios.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Thompson, Siegel & Walmsley, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W PORTFOLIOS                                              RATE
     ---------------                                              -----
     Equity .................................................     0.75%
     Fixed Income ...........................................     0.45%
     International Equity ...................................     1.00%

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios total annual operating expenses, after the effect of the expense offset arrangements, if any, from exceeding 1.25%, 1.50%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively.

Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

TS&W PORTFOLIOS                                      PURCHASES           SALES
--------------------                                -----------      -----------
Equity ...........................................  $21,502,133      $28,453,328
Fixed Income .....................................   18,862,742       13,565,817
International Equity .............................    7,062,956       13,857,947

Purchases and sales of long-term U.S. Government securities were $13,775,854 and $14,533,924 respectively, for the TS&W Fixed Income Portfolio. There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. The differences are primarily due to return of capital, GNMA paydowns and foreign currency gains or losses for tax purposes. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003:

                                   UNDISTRIBUTED   ACCUMULATED
                                  NET INVESTMENT    REALIZED
TS&W PORTFOLIOS                    INCOME/(LOSS)   GAIN/(LOSS)
---------------                   -------------    -----------
Fixed Income .....................    $ 58,050      $(58,050)
InternationalEquity ..............     (67,379)       67,379

These reclassifications have no effect on net assets or net asset value.

The tax character of dividends and distributions paid during the last two years were as follows:

                              ORDINARY     LONG-TERM     RETURN OF
TS&W PORTFOLIOS                INCOME     CAPITAL GAIN    CAPITAL       TOTAL
----------------             ----------   ------------   ---------   ----------
Equity
   2003 ...................  $  368,133   $       --      $    --    $  368,133
   2002 ...................     349,571    1,335,322       13,773     1,698,666
Fixed Income
   2003 ...................   1,484,161      581,214           --     2,065,375
   2002 ...................   1,794,506           --           --     1,794,506
International Equity
   2003 ...................     134,769           --           --       134,769
   2002 ...................     231,773           --           --       231,773

As of October 31, 2003, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                       TS&W PORTFOLIOS
                                          -----------------------------------------
                                                                      INTERNATIONAL
                                            EQUITY     FIXED INCOME      EQUITY
                                          -----------  ------------   -------------
1Undistributed Ordinary Income ...........$    11,601   $  211,436    $   453,577
Undistributed Long-Term Capital Gain ....          --      925,057             --
Capital Loss Carryforwards ..............  (6,105,896)          --     (8,757,919)
Unrealized Appreciation .................   4,673,752      407,952      3,908,142
Other Temporary Differences .............          (2)    (105,745)            (3)
                                          -----------   ----------    -----------
Total Distributable Earnings
   (Accumulated Losses) ................. $(1,420,545)  $1,438,700    $(4,396,203)
                                          ===========   ==========    ===========

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                                     TOTAL CAPITAL
                                                                         LOSS
                                  EXPIRES     EXPIRES     EXPIRES    CARRYFORWARD
TS&W PORTFOLIOS                    2011        2010        2009        10/31/03
---------------                 ----------  ----------    --------    ----------
Equity ........................ $1,287,958  $4,817,938    $     --    $6,105,896
International Equity ..........  5,535,370   2,972,349     250,200     8,757,919

For Federal income tax purposes, the cost of securities owned at October 31, 2003 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2003 were as follows:

                                       AGGREGATE GROSS   AGGREGATE GROSS
                           FEDERAL       UNREALIZED         UNREALIZED     NET UNREALIZED
TS&W PORTFOLIOS           TAX COST      APPRECIATION       DEPRECIATION     APPRECIATION
----------------         -----------    ------------       ------------     ------------
Equity ................  $39,240,298    $ 5,436,325        $  (762,573)      $4,673,752
Fixed Income ..........   30,944,526        702,949           (294,997)         407,952
International Equity ..   62,126,682     11,369,669         (7,483,137)       3,886,532

8. CONCENTRATION OF RISK:

At October 31, 2003, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At October 31, 2003, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for each Portfolio was as follows:

                                                         NO. OF            %
TS&W PORTFOLIOS                                       SHAREHOLDERS    OWNERSHIP
--------------------                                  ------------    ---------
Equity ..............................................      1              20%
Fixed Income ........................................      1              20%
International Equity ................................      2              29%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio (three of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2002

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and



                                                          TERM OF
                                  POSITION(S)            OFFICE AND
    NAME, ADDRESS,                 HELD WITH              LENGTH OF
        AGE 1                      THE TRUST            TIME SERVED 2
-----------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                    Trustee               (Since 1993)
76 yrs. old


-----------------------------------------------------------------------
ROBERT A. PATTERSON               Trustee               (Since 1993)
74 yrs. old





-----------------------------------------------------------------------
EUGENEB. PETERS                   Trustee               (Since 1993)
74 yrs. old







-----------------------------------------------------------------------
JAMES M. STOREY                   Trustee               (Since 1994)
72 yrs. old




-----------------------------------------------------------------------


1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                    NUMBER OF
                                                    PORTFOLIOS
                                                IN THE ADVISORS'
                                                INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                        MEMBER              HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------


Vice Chairman of Ameritrust Texas N.A.,               45                 Trustee of The Arbor Funds,
1989-1992, and MTrust Corp., 1985-1989.                                  The MDL Funds, and The
                                                                         Expedition Funds.

---------------------------------------------------------------------------------------------------------

Pennsylvania State University, Senior Vice            45                 Member and Treasurer, Board of
President, Treasurer (Emeritus); Financial                               Trustees of Grove City College.
and Investment Consultant, Professor of                                  Trustee of The Arbor Funds,
Transportation since 1984; Vice President-                               The MDL Funds, and The
Investments, Treasurer, Senior Vice President                            Expedition Funds.
(Emeritus), 1982-1984. Director,
Pennsylvania Research Corp.
---------------------------------------------------------------------------------------------------------

Private investor from 1987 to present. Vice           45                 Trustee of The Arbor Funds,
President and Chief Financial officer, Western                           The MDL Funds, and The
Company of North America (petroleum ser-                                 Expedition Funds.
vice company), 1980-1986. President of Gene
Peters and Associates (import company),
1978-1980. President and Chief Executive
Officer of Jos. Schlitz Brewing Company
before 1978.

---------------------------------------------------------------------------------------------------------

Partner, Dechert Price & Rhoads, September            45                 Trustee of The Arbor Funds,
1987-December 1993.                                                      The MDL Funds, The Expedition
                                                                         Funds, SEI Asset Allocation Trust,
                                                                         SEI Daily Income Trust, SEI Index
                                                                         Funds, SEI Institutional
                                                                         International Trust, SEI Institutional
                                                                         Investments Trust, SEI Institutional
                                                                         Managed Trust, SEI Liquid Asset
                                                                         Trust and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                          TERM OF
                                  POSITION(S)            OFFICE AND
    NAME, ADDRESS,                 HELD WITH              LENGTH OF
        AGE 1                      THE TRUST            TIME SERVED 2
-----------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.           Trustee               (Since 1999)
61 yrs. old










-----------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                  Chairman              (Since 1991)
57 yrs. old                       of the Board
                                  of Trustees







-----------------------------------------------------------------------
WILLIAM M. DORAN                  Trustee               (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old





-----------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

----------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                    PORTFOLIOS
                                                IN THE ADVISORS'
                                                INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                        MEMBER              HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------



Chief Executive Officer, Newfound                     45                 Trustee, Navigator Securities Lending
Consultants Inc. since April 1997. General                               Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991 -                               Fulcrum Trust. Trustee of The Arbor
December 1996; Chief Financial Officer,                                  Funds, The MDL Funds, The
Nobel Partners, L.P., March 1991-December                                Expedition Funds, SEI Asset
1996; Treasurer and Clerk, Peak Asset                                    Allocation Trust, SEI Daily Income
Management, Inc., since 1991.                                            Trust, SEI Index Funds, SEI
                                                                         Institutional International Trust, SEI
                                                                         Institutional Investments Trust, SEI
                                                                         Institutional  Managed Trust, SEI
                                                                         Liquid Asset Trust and SEI Tax
                                                                         Exempt Trust.
---------------------------------------------------------------------------------------------------------



Currently performs various services on behalf         45                 Trustee of The Arbor Funds, Bishop
of SEI Investments for which Mr. Nesher is                               Street Funds, The Expedition Funds,
compensated. Executive Vice President of SEI                             The MDL Funds, SEI Asset Allocation
Investments, 1986-1994. Director and                                     Trust, SEI Daily Income Trust, SEI
Executive Vice President of the Administrator                            Index Funds, SEI Institutional
and the Distributor, 1981-1994.                                          International Trust, SEI
                                                                         Institutional Investments Trust, SEI
                                                                         Institutional Managed Trust, SEI
                                                                         Liquid Asset Trust and SEI Tax
                                                                         Exempt Trust.
---------------------------------------------------------------------------------------------------------
Partner, Morgan, Lewis & Bockius LLP                  45                 Trustee of The Arbor Funds, The
(law firm), counsel to the Trust, SEI Investments,                       MDL Funds, The Expedition Funds,
the Administrator and the Distributor. Director                          SEI Asset Allocation Trust, SEI Daily
of SEI Investments since 1974; Secretary of                              Income Trust, SEI Index Funds, SEI
SEI Investments since 1978.                                              Institutional International Trust, SEI
                                                                         Institutional Investments Trust, SEI
                                                                         Institutional Managed Trust, SEI
                                                                         Liquid Asset Trust and SEI Tax
                                                                         Exempt Trust.
---------------------------------------------------------------------------------------------------------

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                          TERM OF
                                  POSITION(S)            OFFICE AND
    NAME, ADDRESS,                 HELD WITH              LENGTH OF
        AGE 1                      THE TRUST            TIME SERVED 2
-----------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                President             (Since 2003)
41 yrs. old



-----------------------------------------------------------------------
JENNIFER SPRATLEY, CPA       Controller and Chief       (Since 2001)
34 yrs. old                    Financial Officer



-----------------------------------------------------------------------
PETER GOLDEN               Co-Controller and Co-Chief   (Since 2003)
39 yrs. old                     Financial Officer






-----------------------------------------------------------------------
SHERRY K. VETTERLEIN      Vice President and Secretary  (Since 2001)
41 yrs. old





-----------------------------------------------------------------------
LYDIA A. GAVALIS               Vice President and       (Since 1998)
39 yrs. old                    Assistant Secretary





-----------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

----------------------------------------------------------------------------------------------------------

                                                    NUMBER OF
                                                    PORTFOLIOS
                                                IN THE ADVISORS'
                                                INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                        MEMBER              HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------


Senior Operations Officer, SEI Investments,           N/A                         N/A
Fund Accounting and Administration since
1996. From 1993 until 1996, Mr. Volk served
as Assistant Chief Accountant for the U.S.
Securities and Exchange Commission.
---------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting            N/A                         N/A
and Administration since November 1999;
Audit Manager, Ernst & Young LLP from
1991-1999.

---------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting            N/A                         N/A
and Administration since June 2001. From
March 2000 to 2001,Vice President of Funds
Administration for J.P. Morgan Chase & Co.
From 1997 to 2000, Vice President of Pension
and Mutual Fund Accounting for Chase
Manhattan Bank.

---------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of             N/A                         N/A
SEI Investments Global Funds Services and
SEI Investments Distribution Co. since
January 2001; Shareholder/Partner,
Buchanan Ingersoll Professional Corporation
from 1992-2000.

---------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary                N/A                         N/A
of SEI Investments, SEI Investments
Global Funds Services and SEI Investments
Distribution Co. since 1998; Assistant
General Counsel and Director of Arbitration,
Philadelphia Stock Exchange from 1989-1998.
---------------------------------------------------------------------------------------------------------

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------



                                                          TERM OF
                                  POSITION(S)            OFFICE AND
    NAME, ADDRESS,                 HELD WITH              LENGTH OF
        AGE 1                      THE TRUST            TIME SERVED 2
-----------------------------------------------------------------------
OFFICERS
OFFICERS (CONTINUED)

TIMOTHY D. BARTO            Assistant Vice President    (Since 2000)
35 yrs. old                 and Assistant Secretary




-----------------------------------------------------------------------
WILLIAM E. ZITELLI          Assistant Vice President    (Since 2000)
35 yrs. old                      and Secretary





-----------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and      (Since 2000)
43 yrs. old                    Assistant Secretary




-----------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and      (Since 2001)
32 yrs. old                    Assistant Secretary





-----------------------------------------------------------------------
JOHN MUNERA                     Vice President and      (Since 2002)
40 yrs. old                    Assistant Secretary



-----------------------------------------------------------------------
CORI DAGGETT                    Vice President and      (Since 2003)
42 yrs. old                    Assistant Secretary

-----------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

---------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                    PORTFOLIOS
                                                IN THE ADVISORS'
                                                INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                        MEMBER              HELD BY BOARD MEMBER 3
---------------------------------------------------------------------------------------------------------



Vice President and Assistant Secretary of SEI         N/A                         N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate, Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn (law firm)
from 1994-1997.
---------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of             N/A                         N/A
SEI Investments Global Funds Services and
SEI Investments Distribution Co. since 2000;
Vice President, Merrill Lynch & Co. Asset
Management Group from 1998-2000; Associate
at Pepper Hamilton LLP from 1997-1998.

---------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI         N/A                         N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate at White and Williams LLP
from 1991-1999.

---------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI         N/A                         N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 2001;
Associate at Howard Rice Nemorvoski
Canady Falk & Rabkin from 1998-2001;
Associate at Seward & Kissel from 1996-1998.

---------------------------------------------------------------------------------------------------------
Middle Office Compliance Officer at                   N/A                         N/A
SEI Investments since 2000; Supervising
Examiner at Federal Reserve Bank of
Philadelphia from 1998-2000.

---------------------------------------------------------------------------------------------------------
Employed by SEI Investments Company                   N/A                         N/A
since 2003, Associate at Drinker
Biddle & Reath from 1998-2003.
---------------------------------------------------------------------------------------------------------

ADVISORS' INNER CIRCLE FUND                                  THE TS&W PORTFOLIOS

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION

At October 31, 2003, the TS&W Equity Portfolio hereby designates $368,133 as ordinary income dividends for the purpose of the dividend paid deduction on its Federal income tax return.

For the year ended October 31, 2003, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the TS&W Equity Portfolio was 100.0%.

Foreign taxes accrued during the fiscal year ended October 31, 2003, amounted to $157,037 for the TS&W International Portfolio and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ending December 31, 2003, which shareholders of the Portfolio will receive in late January 2004. In addition, for the year ended October 31, 2003, gross income derived from sources within foreign countries amounted to $1,435,659 for the TS&W International Equity Portfolio. For the year ended October 31, 2003, the percentage of income earned from direct Treasury obligations for TS&W Fixed Income Portfolio was 0.00%.

As created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the amount of dividend income that qualifies as "Qualifying Dividend Income" is $368,133 and $157,162 for the TS&W Equity Portfolio and the TS&W International Equity Portfolio, respectively. It is the intention for each of the Portfolios to designate the maximum amount permitted by law.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

                                      NOTES

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                        Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                             Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








    This information must be preceded or accompanied by a current prospectus for the Portfolios described.

TSW-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------------
                                        James F. Volk, President

Date 12/22/03




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        -------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03

* Print the name and title of each signing officer under his or her signature.